Investment Portfolio - July 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 97.2%

Communication Services - 2.3%
Diversified Telecommunication Services - 1.1%
Helios Towers plc (Congo (Democratic Republic))*	1,493,254	$3,951,003
Interactive Media & Services - 1.2%
Scout24 SE (Germany)[1]	52,676	4,516,106
Total Communication Services		8,467,109
Consumer Discretionary - 4.3%
Automobile Components - 0.8%
Belrise Industries Ltd. (India)	1,204,932	2,988,023
Household Durables - 1.0%
Coway Co. Ltd. (South Korea)	25,723	1,629,653
Nikon Corp. (Japan)	174,600	2,074,658
		3,704,311
Leisure Products - 0.9%
MIPS AB (Sweden)	74,344	3,286,977
Specialty Retail - 1.0%
Auto1 Group SE (Germany)*	138,239	3,630,291
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli S.p.A. (Italy)	19,008	1,938,443
Total Consumer Discretionary		15,548,045
Consumer Staples - 0.8%
Beverages - 0.8%
Radico Khaitan Ltd. (India)	64,332	2,925,868
Energy - 5.1%
Energy Equipment & Services - 0.8%
CES Energy Solutions Corp. (Canada)	256,810	2,993,384
Oil, Gas & Consumable Fuels - 4.3%
Gaztransport Et Technigaz S.A. (France)	34,858	7,878,583
Headwater Exploration, Inc. (Canada)	276,968	2,617,845
Tamarack Valley Energy Ltd. (Canada)	531,450	5,083,814
		15,580,242
Total Energy		18,573,626
Financials - 20.1%
Banks - 7.8%
Aichi Financial Group, Inc. (Japan)	339,900	3,663,899
AL Sydbank (Denmark)	23,853	2,296,899
Kyoto Financial Group, Inc. (Japan)	230,000	6,339,716
Mebuki Financial Group, Inc. (Japan)	1,074,800	9,959,085
Ringkjoebing Landbobank A/S (Denmark)	22,313	5,995,691
		28,255,290
Capital Markets - 8.7%
AJ Bell plc (United Kingdom)	398,140	3,148,372
Euronext N.V. (Netherlands)[1]	56,512	10,332,994
Multi Commodity Exchange of India Ltd. (India)	181,674	5,126,859
Nordnet AB publ (Sweden)	112,720	4,318,210
St. James’s Place plc (United Kingdom)	306,792	4,359,174
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Swissquote Group Holding S.A. (Switzerland)	86,840	$4,524,312
		31,809,921
Financial Services - 1.0%
PNB Housing Finance Ltd. (India)[1]	323,924	3,573,453
Insurance - 2.6%
Definity Financial Corp. (Canada)	165,454	9,445,578
Total Financials		73,084,242
Health Care - 8.4%
Biotechnology - 1.0%
PharmaEssentia Corp. (Taiwan)	117,094	3,809,496
Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co. Ltd. (Japan)	121,400	2,738,923
Mani, Inc. (Japan)	216,600	2,041,974
		4,780,897
Health Care Providers & Services - 2.1%
Asker Healthcare Group AB (Sweden)	257,490	2,190,924
Fagron (Belgium)	107,312	2,866,378
Max Healthcare Institute Ltd. (India)	210,607	2,423,995
		7,481,297
Health Care Technology - 1.2%
Pro Medicus Ltd. (Australia)	37,607	4,278,132
Pharmaceuticals - 2.8%
ALK-Abello A/S (Denmark)	240,449	8,223,933
ST Pharm Co. Ltd. (South Korea)	30,247	1,865,910
		10,089,843
Total Health Care		30,439,665
Industrials - 32.3%
Aerospace & Defense - 3.4%
Babcock International Group plc (United Kingdom)	503,927	7,649,883
LISI S.A. (France)	42,370	3,111,850
MDA Space Ltd. (Canada)*	58,898	1,783,095
		12,544,828
Commercial Services & Supplies - 3.2%
Daiei Kankyo Co. Ltd. (Japan)	186,800	4,370,033
Japan Elevator Service Holdings Co. Ltd. (Japan)	546,000	5,786,724
Orizon Valorizacao de Residuos S.A. (Brazil)*	98,874	1,379,592
		11,536,349
Construction & Engineering - 2.0%
Budimex S.A. (Poland)	18,203	3,530,478
Maire S.p.A. (Italy)	166,405	2,486,821
Per Aarsleff Holding A/S (Denmark)	10,314	1,148,788
		7,166,087

Investment Portfolio - July 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment - 3.4%
Harbin Electric Co. Ltd. - Class H (China)	918,000	$1,845,431
Hyosung Heavy Industries Corp. (South Korea)	1,027	1,669,103
Sinfonia Technology Co. Ltd. (Japan)	56,100	4,564,391
SWCC Corp. (Japan)	64,600	4,453,022
		12,531,947
Ground Transportation - 1.3%
Hankyu Hanshin Holdings, Inc. (Japan)	62,100	1,837,410
TFI International, Inc. (Canada)	20,016	2,704,162
		4,541,572
Machinery - 6.5%
Aalberts N.V. (Netherlands)	67,892	3,362,431
HD Hyundai Marine Solution Co. Ltd. (South Korea)	18,925	2,403,524
The Japan Steel Works Ltd. (Japan)	49,800	2,307,372
Konecranes OYJ (Finland)	137,944	4,303,269
Kurita Water Industries Ltd. (Japan)	59,800	3,213,493
Mitsui E&S Co. Ltd. (Japan)	80,900	2,439,890
Nabtesco Corp. (Japan)	92,800	2,667,347
THK Co. Ltd. (Japan)	73,300	3,016,257
		23,713,583
Professional Services - 2.2%
ALS Ltd. (Australia)	295,490	4,459,901
Benefit Systems S.A. (Poland)*	2,566	3,719,069
		8,178,970
Trading Companies & Distributors - 9.3%
Diploma plc (United Kingdom)	87,808	8,695,879
Finning International, Inc. (Canada)	59,318	3,930,978
Howden Joinery Group plc (United Kingdom)	202,098	2,153,473
Kanematsu Corp. (Japan)	381,000	4,973,242
Sojitz Corp. (Japan)	278,700	9,311,509
Toromont Industries Ltd. (Canada)	32,163	4,838,044
		33,903,125
Transportation Infrastructure - 1.0%
Westports Holdings Bhd (Malaysia)	2,010,600	3,508,033
Total Industrials		117,624,494
Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 5.1%
Comet Holding AG (Switzerland)	4,312	1,749,557
Cowell e Holdings, Inc. (Hong Kong)	634,743	1,669,725
Halma plc (United Kingdom)	122,218	5,839,229
Kitron ASA (Norway)	195,777	1,790,980
Lagercrantz Group AB - Class B (Sweden)	263,025	6,184,944
Next Vision Stabilized Systems Ltd. (Israel)	18,358	1,426,476
		18,660,911

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 0.9%
JBCC Holdings, Inc. (Japan)	330,509	$3,352,252
Semiconductors & Semiconductor Equipment - 2.7%
ASPEED Technology, Inc. (Taiwan)	12,540	5,476,789
BE Semiconductor Industries N.V. (Netherlands)	13,484	3,092,138
LEENO Industrial, Inc. (South Korea)	29,765	1,308,225
		9,877,152
Software - 3.6%
The Descartes Systems Group, Inc. (Canada)*	61,238	4,599,020
Kinaxis, Inc. (Canada)*	40,250	4,823,626
Kingdee International Software Group Co. Ltd. (China)*	1,454,000	1,562,606
TOTVS S.A. (Brazil)	315,279	1,936,150
		12,921,402
Total Information Technology		44,811,717
Materials - 8.1%
Chemicals - 1.9%
Alzchem Group AG (Germany)	13,165	2,346,346
Fuso Chemical Co. Ltd. (Japan)	200,400	4,587,273
		6,933,619
Construction Materials - 0.3%
Wienerberger AG (Austria)	46,999	1,156,758
Metals & Mining - 5.9%
Altius Minerals Corp. (Canada)	146,042	6,041,285
AMG Critical Materials N.V. (Netherlands)	75,957	2,600,120
Imdex Ltd. (Australia)	1,412,104	3,647,862
OR Royalties, Inc. (Canada)	147,742	4,390,578
Salzgitter AG (Germany)	42,916	2,571,133
SSAB AB - Class B (Sweden)	213,819	2,252,122
		21,503,100
Total Materials		29,593,477
Real Estate - 1.9%
Office REITs - 0.4%
Embassy Office Parks REIT (India)	309,615	1,421,055
Real Estate Management & Development - 1.5%
Tosei Corp. (Japan)	495,200	5,618,697
Total Real Estate		7,039,752
Utilities - 1.6%
Electric Utilities - 1.1%
Public Power Corp. S.A. (Greece)	160,945	4,147,245

Investment Portfolio - July 31, 2026

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.5%
Solaria Energia y Medio Ambiente S.A. (Spain)*	96,985	$1,876,784
Total Utilities		6,024,029
TOTAL COMMON STOCKS
(Identified Cost $257,803,415)		354,132,024

SHORT-TERM INVESTMENT - 2.7%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[2]
(Identified Cost $9,848,796)	9,848,796	9,848,796

TOTAL INVESTMENTS - 99.9%
(Identified Cost $267,652,211)		363,980,820

OTHER ASSETS, LESS LIABILITIES - 0.1%		311,110
NET ASSETS - 100%		$364,291,930

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2026 was $18,422,553, which represented 5.1% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 24.5% and Canada - 14.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2026

(unaudited)

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$8,467,109	$—	$8,467,109	$—
Consumer Discretionary	15,548,045	—	15,548,045	—
Consumer Staples	2,925,868	—	2,925,868	—
Energy	18,573,626	10,695,043	7,878,583	—
Financials	73,084,242	9,445,578	63,638,664	—
Health Care	30,439,665	—	30,439,665	—
Industrials	117,624,494	13,256,279	104,368,215	—
Information Technology	44,811,717	9,422,646	35,389,071	—
Materials	29,593,477	10,431,863	19,161,614	—
Real Estate	7,039,752	—	7,039,752	—
Utilities	6,024,029	—	6,024,029	—
Short-Term Investment	9,848,796	9,848,796	—	—
Total assets	$363,980,820	$63,100,205	$300,880,615	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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